Share-based Payment Arrangements - Additional Information (Detail)											1 Months Ended										6 Months Ended		7 Months Ended	12 Months Ended
	May 01, 2023 shares	Jan. 01, 2023 shares	Jul. 01, 2022 shares	Jan. 01, 2022 shares	Dec. 15, 2020 shares	Dec. 10, 2020 shares	Jul. 30, 2019 shares	Jul. 30, 2018 shares	Feb. 01, 2018 shares	Aug. 23, 2017 shares	May 31, 2023 $ / shares	Jan. 31, 2023 $ / shares	Jul. 31, 2022 USD ($) $ / shares	Jan. 31, 2022 $ / shares	Dec. 31, 2020 $ / shares	Sep. 30, 2017 shares	Jul. 31, 2017 $ / shares	Jul. 31, 2016 $ / shares	Jul. 31, 2014 $ / shares	Jul. 31, 2010 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jul. 31, 2021 $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
ADS Exercise price | $ / shares											$ 4.15	$ 1.8	$ 2.5	$ 2.6	$ 2.6		$ 6.4	$ 11.3	$ 6.8				$ 2.6
Incremental fair value recognised | $													$ 279,636
Compensation costs recognised | $																					$ 1,212,832	$ 1,336,637
Other Payable
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Recognized compensation liabilities, Current | $																					$ 478,808			$ 234,448
American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of ordinary shares issued						827,079															2,481,237
Long term incentive plan bonus entitlement units granted									4,160	58,480
2014 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																				6,670,356
Share option granted expiration period																				10 years
Share based payment, vesting period																				4 years
Vesting description																					If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest.
2014 Plan | Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																				13,340,712
2014 Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																				533,629
2020 Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share option granted expiration period						10 years															10 years
Maximum number of ordinary shares issued						20,676,974															62,030,922
Share based payment, vesting period						4 years
Issuance of new share capital, shares																					13,948,935			13,948,935
Percentage of increase in outstanding shares																					4.00%			4.00%	4.00%
Vesting description						If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest.
2020 Equity Incentive Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted	370,000	407,226	143,600	355,030	764,812																777,226	355,030			56,400
Issuance of new share capital, shares																					557,958			557,958
ADS Exercise price | $ / shares													$ 2.6
2017 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																825,833
Share option granted expiration period																10 years
Share based payment, vesting period																2 years
Vesting description																					If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest.
2017 Plan | Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																825,833
2017 Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																33,033
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted									104,000	1,462,000
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted							98,204	48,228
Long Term Incentive Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of units forfeited																					13,897	0
Reporting date fair value of award | $																					$ 3.65
Recognised total (expense) benefit | $																					$ (244,360)	$ 380,964
Long Term Incentive Plans | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted																					110,249
Number of units forfeited																					56,700
Number of units redeemed																					42,123